BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes payable - related party, discount	$ 58,333
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	700,000,000
Common stock, shares issued	5,086,458	115,510
Common stock, shares outstanding	5,086,458	115,510
Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	535,000,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	125,000,000
Preferred stock, shares issued	0	117,131,171
Preferred stock, shares outstanding	0	117,131,171
Series B Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	100,000,000
Preferred stock, shares issued	0	59,465,350
Preferred stock, shares outstanding	0	59,465,350
Series C Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	210,000,000
Preferred stock, shares issued	0	150,989,224
Preferred stock, shares outstanding	0	150,989,224
Series C-1 Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	100,000,000
Preferred stock, shares issued	0	84,027,175
Preferred stock, shares outstanding	0	84,027,175
Series D Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0